29. Other operating income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Income Expenses Net Details
Other operating income, net	R$ (5,679)	R$ 4,722	R$ 143,755
Other operating expenses	(81,089)	(57,848)	(47,085)
Other operating income (expenses), net	R$ (5,679)	R$ 4,722	R$ 143,755